Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000051979 [Member] | Twenty Five To 30 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000051979 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000051979 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051979 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051981 [Member] | Twenty Five To 30 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000051981 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000051981 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051981 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000194069 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000194069 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000194069 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000194069 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000194069 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000194069 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000194069 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000194068 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000194068 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000194068 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000194068 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000194068 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000194068 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000194068 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000194070 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000194070 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000194070 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000194070 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000194070 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000194070 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000194070 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000194071 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000194071 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000194071 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000194071 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000194071 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000194071 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000194071 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000204566 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000204566 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000204566 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204566 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000204566 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000204566 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000204566 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000204567 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000204567 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000204567 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204567 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000204567 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000204567 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000204567 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000204567 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000204567 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000204567 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000204567 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000204567 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221977 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221977 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221977 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221977 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000221977 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000221977 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221977 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000221977 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000221977 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000221977 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221977 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221977 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000263046 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000263046 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000263046 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.70%
C000263046 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000263046 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000263046 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%